Segment Information - Schedule of Business Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment operating revenues:
Total operating revenues	$ 423,055	$ 330,857	$ 320,428	$ 277,059	$ 351,397	$ 289,334	$ 273,425	$ 243,206	$ 1,351,399	$ 1,157,362	$ 845,773
Segment profit (loss):
Segment profit (loss)									87,359	148,483	4,138
Acquisition and related integration costs									(26,304)	(4,124)	0
Restructuring costs									(3,370)	(8,911)	(4,422)
Depreciation and amortization of intangibles	(26,145)	(21,661)	(19,532)	(17,006)	(16,830)	(14,840)	(14,494)	(14,547)	(84,344)	(60,711)	(52,906)
Impairment of goodwill and intangible assets									0	0	(35,732)
Gains (losses), net on disposal of property and equipment	1,998	11	(144)	(173)	(1,105)	501	66	(717)	1,692	(1,255)	(169)
Interest expense	(27,120)	(26,537)	(18,023)	(8,916)	(9,143)	(9,003)	(9,279)	(8,759)	(80,596)	(36,184)	(26,552)
Defined benefit pension plan expense	(1,746)	(2,071)	(1,564)	(1,572)	(13,446)	(3,529)	(1,389)	(1,388)	(6,953)	(19,752)	(14,112)
Miscellaneous, net	(417)	$ 2,042	$ 369	$ (800)	687	$ (546)	$ (156)	$ 138	1,194	123	7,436
Income (loss) from continuing operations before income taxes, extraordinary items, noncontrolling interest									1,004	92,670	(29,090)
Depreciation:
Total depreciation									39,998	34,385	34,049
Amortization of intangibles:
Total amortization of intangible assets									44,346	26,326	18,857
Additions to property and equipment:
Total additions to property and equipment									61,225	47,500	17,602
Assets
Total assets	3,561,857				2,130,347				3,561,857	2,130,347	2,129,779
Continuing Operations
Assets
Total assets	3,460,591				2,048,078				3,460,591	2,048,078	1,924,990
Discontinued Operations
Assets
Total assets	101,266				82,269				101,266	82,269	204,789
Local Media
Segment operating revenues:
Total operating revenues									1,022,805	917,480	778,376
Segment profit (loss):
Segment profit (loss)									217,885	251,119	156,890
Depreciation:
Total depreciation									34,086	30,467	31,870
Amortization of intangibles:
Total amortization of intangible assets									26,283	14,821	15,084
Additions to property and equipment:
Total additions to property and equipment									46,855	37,773	16,946
Assets
Total assets	2,694,667				1,261,526				2,694,667	1,261,526	1,273,735
National Media
Segment operating revenues:
Total operating revenues									323,674	235,107	61,942
Segment profit (loss):
Segment profit (loss)									43,166	29,168	(6,656)
Depreciation:
Total depreciation									4,302	2,336	88
Amortization of intangibles:
Total amortization of intangible assets									16,710	10,152	2,419
Additions to property and equipment:
Total additions to property and equipment									11,963	9,004	289
Assets
Total assets	680,764				655,718				680,764	655,718	459,694
Other
Segment operating revenues:
Total operating revenues									4,920	4,775	5,455
Segment profit (loss):
Segment profit (loss)									(3,957)	(3,680)	(2,361)
Depreciation:
Total depreciation									148	150	208
Additions to property and equipment:
Total additions to property and equipment									529	0	0
Assets
Total assets	3,503				865				3,503	865	2,128
Shared services and corporate
Segment profit (loss):
Segment profit (loss)									(57,409)	(53,123)	(50,506)
Depreciation:
Total depreciation									1,462	1,432	1,883
Amortization of intangibles:
Total amortization of intangible assets									1,353	1,353	1,354
Additions to property and equipment:
Total additions to property and equipment									1,878	723	367
Assets
Total assets	$ 81,657				$ 129,969				$ 81,657	$ 129,969	$ 189,433